Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 231,519	$ 1,100,031
Prepaid expenses	200,117	416,012
Total current assets	431,636	1,516,043
Cash held in Trust Account	283,319,605	280,164,163
Total assets	283,751,241	281,680,206
LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDER’S DEFICIT
Accounts payable and accrued expenses	2,945	5,719
Franchise tax payable	137,884	77,582
Income tax payable	82,206
Total current liabilities	223,035	83,301
Deferred underwriting commissions	9,660,000	9,660,000
Total liabilities	9,883,035	9,743,301
Common stock subject to possible redemption, $0.0001 par value; 50,000,000 shares authorized, 27,600,000 shares issued and outstanding at redemption value at $10.27 and $10.15 per share, respectively	283,195,442	280,140,000
Preferred stock, $.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized, 8,311,000 non-redeemable shares issued and outstanding (excluding 27,600,000 shares subject to possible redemption)	831	831
Additional paid-in capital
Accumulated deficit	(9,328,067)	(8,203,926)
Total stockholders’ deficit	(9,327,236)	(8,203,095)
Total liabilities, common stock subject to possible redemption and stockholders’ deficit	$ 283,751,241	$ 281,680,206